NET INCOME/(LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
NET INCOME/(LOSS) PER SHARE
Convertible notes outstanding	$ 4,103.2
Weighted average ordinary shares used in per share computation - basic	242,531,291	281,005,226	370,839,686
Effect of:
Weighted average ordinary shares used in per share computation - diluted	247,679,946	281,005,226	370,839,686
Net income / (loss) per share from continuing operations attributable to ordinary shareholders:
Basic (in dollars per share)	$ 0.04	$ (1.25)	$ (0.81)
Diluted (in dollars per share)	0.04	(1.25)	(0.81)
Net income / (loss) per share from discontinued operations attributable to ordinary shareholders:
Basic (in dollars per share)	0.3	(1.03)	1.46
Diluted (in dollars per share)	0.29	(1.03)	1.46
Net income / (loss) per share attributable to ordinary shareholders:
Basic (in dollars per share)	0.34	(2.28)	0.65
Diluted (in dollars per share)	$ 0.33	$ (2.28)	$ 0.65
Employee Stock Option
NET INCOME/(LOSS) PER SHARE
Number of Share based awards excluded from the diluted net income per ordinary share computation (in shares)	6,023,549	4,026,852	6,005,247
Convertible Notes
NET INCOME/(LOSS) PER SHARE
Number of Share based awards excluded from the diluted net income per ordinary share computation (in shares)	17,864,122
Convertible notes outstanding		$ 0.0	$ 0.0
Common Class A
NET INCOME/(LOSS) PER SHARE
Net income / (loss) from continuing operations, allocated for basic	$ 8.4	(307.3)	(270.2)
Reallocation of net income / (loss) from continuing operations as a result of conversion of Class B to Class A shares	1.4	(44.7)	(28.8)
Net income / (loss) from continuing operations, allocated for diluted	9.8	(352.0)	(299.0)
Net income / (loss) from discontinued operations, allocated for basic	62.2	(252.6)	488.3
Reallocation of net (loss)/income from discontinued operations as a result of conversion of Class B to Class A shares	10.5	(36.8)	52.0
Net income / (loss) from discontinued operations, allocated for diluted	$ 72.7	$ (289.4)	$ 540.3
Weighted average ordinary shares used in per share computation - basic	207,486,402	245,306,552	335,141,012
Effect of:
Share-Based Awards (in shares)	5,148,655
Conversion of Class B to Class A shares	35,044,888	35,698,674	35,698,674
Weighted average ordinary shares used in per share computation - diluted	247,679,946	281,005,226	370,839,686
Net income / (loss) per share from continuing operations attributable to ordinary shareholders:
Basic (in dollars per share)	$ 0.04	$ (1.25)	$ (0.81)
Diluted (in dollars per share)	0.04	(1.25)	(0.81)
Net income / (loss) per share from discontinued operations attributable to ordinary shareholders:
Basic (in dollars per share)	0.3	(1.03)	1.46
Diluted (in dollars per share)	0.29	(1.03)	1.46
Net income / (loss) per share attributable to ordinary shareholders:
Basic (in dollars per share)	0.34	(2.28)	0.65
Diluted (in dollars per share)	$ 0.33	$ (2.28)	$ 0.65
Common Class B
NET INCOME/(LOSS) PER SHARE
Net income / (loss) from continuing operations, allocated for basic	$ 1.4	$ (44.7)	$ (28.8)
Net income / (loss) from continuing operations, allocated for diluted	1.4	(44.7)	(28.8)
Net income / (loss) from discontinued operations, allocated for basic	10.5	(36.8)	52.0
Reallocation of net income / (loss) from discontinued operations to Class B shares	(0.2)
Net income / (loss) from discontinued operations, allocated for diluted	$ 10.3	$ (36.8)	$ 52.0
Weighted average ordinary shares used in per share computation - basic	35,044,888	35,698,674	35,698,674
Effect of:
Weighted average ordinary shares used in per share computation - diluted	35,044,888	35,698,674	35,698,674
Net income / (loss) per share from continuing operations attributable to ordinary shareholders:
Basic (in dollars per share)	$ 0.04	$ (1.25)	$ (0.81)
Diluted (in dollars per share)	0.04	(1.25)	(0.81)
Net income / (loss) per share from discontinued operations attributable to ordinary shareholders:
Basic (in dollars per share)	0.3	(1.03)	1.46
Diluted (in dollars per share)	0.29	(1.03)	1.46
Net income / (loss) per share attributable to ordinary shareholders:
Basic (in dollars per share)	0.34	(2.28)	0.65
Diluted (in dollars per share)	$ 0.33	$ (2.28)	$ 0.65